Other disclosures - Related party transactions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compensation of key management personnel
Short term employee benefits	€ 3,126	€ 1,832	€ 1,482
Post employment benefits	115	125	59
Termination benefits			124
Share‑based payment	12,041	2,261	1,761
Employer social security contributions stock options	3,073	436
Total	€ 18,355	€ 4,654	€ 3,426